Summary of Right of Use Assets (Details) - Gross carrying amount [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 4,819	$ 4,463
Additions	171	735
Depreciation	(637)	(591)
Reassessments, modifications, and variable lease payment adjustments	103	200
Foreign currency translation adjustments and other	(464)	(124)
Balance at end of year	4,170	4,819
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment	(145)	(20)
Foreign currency translation adjustments and other	(141)	32
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	956	1,027
Additions		2
Depreciation	(87)	(98)
Reassessments, modifications, and variable lease payment adjustments	19	14
Foreign currency translation adjustments and other	(93)	(19)
Balance at end of year	780	956
Land [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment	(38)	(2)
Foreign currency translation adjustments and other	(70)	13
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,821	3,377
Additions	119	733
Depreciation	(534)	(476)
Reassessments, modifications, and variable lease payment adjustments	84	186
Foreign currency translation adjustments and other	(171)	(107)
Balance at end of year	3,336	3,821
Buildings [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment	(83)	(18)
Foreign currency translation adjustments and other	(71)	19
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	42	59
Additions	52
Depreciation	(16)	(17)
Foreign currency translation adjustments and other	(7)	4
Balance at end of year	54	$ 42
Computer equipment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment	$ (24)